Related party transactions - Summary of shareholdings, options and other securities of key management personnel (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans	115,650,723	123,196,850	130,953,000
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans	35,000	35,000
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	18,185,000	13,529,000
Number of other HSBC securities held	228,000	228,000
Shareholdings, options and other securities of key management personnel (in shares)	18,448,000	13,792,000